Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Other Receivables and Other Current Assets [Abstract]
Other receivables	$ 511,508	$ 1,275,000
Prepaid expense	51,164,128
Allowance for credit losses	(42,421,843)
Total	$ 9,253,793	$ 1,275,000